Guarantees Granted to Subsidiaries	12 Months Ended
Dec. 31, 2017
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Guarantees Granted to Subsidiaries
34.	GUARANTEES GRANTED TO SUBSIDIARIES

On October 21, 2015 Ferrosur Roca S.A. subscribed a loan agreement with Banco Patagonia S.A. for an amount of 130,000,000. Such Loan was guaranteed by Loma Negra C.I.A.S.A. The balance outstanding as of December 31, 2017 is 60,777,576.

During 2016, Ferrosur Roca S.A. subscribed a loan agreement with Banco Patagonia S.A. for an amount of u$s 4,700,000. Such Loan was guaranteed by Loma Negra C.I.A.S.A. The balance outstanding as of December 31, 2017 is 89,305,446.

In April 2017, Ferrosur Roca S.A. subscribed a loan with HSBC Bank Argentina S.A. for an amount of 150,000,000. Such loan was guaranteed by Loma Negra C.I.A.S.A. and the outstanding balance as of December 31, 2017 amounts to 157,865,753.

In addition, Loma Negra C.I.A.S.A. guarantees the bank overdrafts of Ferrosur Roca S.A. As of December 31, 2017, the outstanding balances amounted to 234,646,325.